ADVANCED SERIES TRUST

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

July 24, 2009

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Advanced Series Trust
Registration Statement on Form N-14 (File No. 811-5186)

Commissioners:

On behalf of Advanced Series Trust (the Trust), a Massachusetts trust, we are hereby filing the Trust’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of the Trust, in connection with the special meeting (the “Meeting”) of shareholders of the AST Focus Four Plus Portfolio, which is a series of the Trust.

These materials include the notice of the Meeting, the proxy statement, and the form of proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST First Trust Capital Appreciation Target Portfolio (which is also a series of the Trust) of the AST Focus Four Plus Portfolio (the “Reorganization”).

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 802-6469 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain